EMPLOYEE BENEFITS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Employee stock ownership plan, maximum employer contribution as a percentage of participant's qualified compensation	5.00%
Employee stock ownership plan, total contributions accrued or paid	$ 965	$ 935	$ 824
Employee stock ownership plan, fair value of shares subject to repurchase obligation		$ 31,661
Employee stock ownership plan, shares held under plan (in shares)	1,314,277	1,319,225
Employee stock ownership plan, unallocated shares (in shares)	0	50,000
Cash surrender value of life insurance	$ 19,117	$ 17,804
Bonus expense	2,316	2,069	1,828
Unfunded Plan | Nonqualified Plan | Executive Incentive Retirement Plan | Postretirement Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Cash surrender value of life insurance	19,117	17,804
Plan cost	447	390	$ 303
Plan obligation	$ 2,420	$ 2,002